Acquisitions (Other Acquisitions) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended								12 Months Ended
	May 31, 2014	Oct. 31, 2014	Nov. 30, 2014	May 31, 2013	Jul. 31, 2013	Sep. 30, 2013	Nov. 30, 2013	Sep. 30, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2014
Business Acquisition [Line Items]
Goodwill									$ 29,509	$ 4,628	$ 344,630
Internet security business acquired in May 2014 [Member]
Business Acquisition [Line Items]
Percentage of equity interest acquired	60.00%
Cash consideration	1,092
Goodwill	122
Internet security business acquired in October 2014 [Member]
Business Acquisition [Line Items]
Percentage of equity interest acquired		100.00%
Cash consideration		684
Goodwill		289
Internet service business acquired in November 2014 [Member]
Business Acquisition [Line Items]
Percentage of equity interest acquired			100.00%
Cash consideration			1,302
Goodwill			912
Internet service business acquired in May 2013 [Member]
Business Acquisition [Line Items]
Cash consideration				1,790
Goodwill				1,248
Internet data center business ("Entity P") acquired in May 2013 [Member]
Business Acquisition [Line Items]
Percentage of equity interest acquired				51.00%
Cash consideration				3,257
Goodwill				317
Overseas internet service company acquired in July 2013 [Member]
Business Acquisition [Line Items]
Percentage of equity interest acquired					51.00%
Goodwill					8,319
Overseas internet service company acquired in July 2013 [Member] | Chairman and Chief Executive Officer of the Company [Member]
Business Acquisition [Line Items]
Percentage of equity interest acquired					28.53%
Overseas internet service company acquired in July 2013 [Member] | Ordinary shares [Member]
Business Acquisition [Line Items]
Business acquisition, value of shares issuable					7,864
Business acquisition, number of shares issuable					204,466
Overseas internet service company acquired in July 2013 [Member] | Ordinary shares [Member] | Chairman and Chief Executive Officer of the Company [Member]
Business Acquisition [Line Items]
Business acquisition, value of shares issuable					1,989
Business acquisition, number of shares issuable					51,722
Overseas internet service company acquired in July 2013 [Member] | ADS [Member] | Chairman and Chief Executive Officer of the Company [Member]
Business Acquisition [Line Items]
Business acquisition, number of shares issuable					34,481
Internet service company with 80% equity interest owned by Group [Member]
Business Acquisition [Line Items]
Percentage of equity interest acquired						60.00%
Cash consideration						7,966
Goodwill						8,762
Internet service company with 51% equity interest owned by Group [Member]
Business Acquisition [Line Items]
Percentage of equity interest acquired							51.00%
Cash consideration							10,000
Goodwill							6,346
Software development business acquired in September 2012 [Member]
Business Acquisition [Line Items]
Percentage of equity interest acquired								65.00%
Cash consideration								312
Cash consideration, paid									$ 127	$ 185